PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Shanghai Muliang Industrial Corp. [Member]
PLANT AND EQUIPMENT

NOTE 7 – PLANT AND EQUIPMENT

Plant and equipment at September 30, 2015 and December 31, 2014 consisted of:

	Useful Life	September 30, 2015	December 31, 2014
		(Unaudited)
Building	20 years	$2,871,695	$389,031
Operating equipment	5-10 years	2,005,815	1,704,971
Vehicle	3-5 years	43,992	41,706
Office equipment	3-20 years	67,791	63,516
		4,989,293	2,199,224
Less: accumulated depreciation		(392,717)	(937,584)
		$4,596,576	$1,261,640

For the nine months ended September 30, 2015 and 2014, depreciation expense amounted to $123,099 and $168,981, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.

NOTE 7 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2014 and 2013 consisted of:

		December 31,
	Useful Life	2014	2013
Building	20 years	$389,031	$390,820
Operating equipment	5-10 years	1,704,971	2,010,931
Vehicle	3-5 years	41,706	41,898
Office equipment	3-20 years	63,516	57,265
		2,199,224	2,500,914
Less: accumulated depreciation		(937,584)	(886,743)
		$1,261,640	$1,614,171

For the years ended December 31, 2014 and 2013, depreciation expense amounted to $223,112 and $206,303, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.